Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
REVENUE - RELATED PARTY		$ 464,297	$ 429,362	$ 685,288	$ 1,546,057	$ 487,005
COST OF REVENUE		(420,178)	(383,479)	(619,355)	(1,436,705)	(441,409)
GROSS PROFIT		44,119	45,883	65,933	109,352	45,596
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	(159,516)	(28,226)	(312,270)	(63,068)	(240,522)	(279,682)
INCOME (LOSS) FROM OPERATIONS	(159,516)	15,893	(266,387)	2,865	(131,170)	(234,086)
OTHER INCOME (EXPENSES)
Other Income (Expenses), Net	(53,696)	57,933	(4,153)	(40,206)	86,078	139,301
Loss from equity investment		(26,085)		(98,140)	(124,225)	(30,155)
Unrealized holding loss on marketable securities	(18,538)		(68,391)
Gain on deemed disposal of shares in Investee Company		16,509			16,509
Impairment loss in equity investment					(366,834)
TOTAL OTHER INCOME (EXPENSES), NET	(72,234)	48,357	(72,544)	(138,346)	(388,472)	109,146
INCOME (LOSS) BEFORE INCOME TAXES	(231,750)	64,250	(338,931)	(135,481)	(519,642)	(124,940)
BENEFIT FOR INCOME TAXES		6,965		(6,965)		(5,334)
NET INCOME (LOSS)	(231,750)	71,215	(338,931)	(142,446)	(519,642)	(130,274)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	7,770	(3,197)	9,864	(1)	1,214	(1,293)
COMPREHENSIVE INCOME (LOSS)	$ (223,980)	$ 68,018	$ (329,067)	$ (142,447)	$ (518,428)	$ (131,567)
EARNINGS (LOSS) PER SHARE
Basic and diluted	$ (0.00)	$ 0.00	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING Basic and diluted	376,275,500	376,275,500	376,275,500	376,275,500	376,275,500	373,017,955